DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Carrying amounts of assets and liabilities
	March 31, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$-	$-
Deposits in real estate under contract	53,395	82,145
Deposit	-	-
Real estate held for sale	230,088	1,035,570
Assets of discontinued operations	$283,483	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

	December 31, 2012	December 31, 2011
Assets:
Prepaid expenses – current portion	$-	$20,000

Deposits in real estate under contract	82,145	-

Deposit	-	3,500
Real estate held for sale	1,035,570	-

Assets of discontinued operations	$1,117,715	$23,500

Liabilities:
Accounts payables and accrued expenses	$30,664	$-
Liabilities of discontinued operations	$30,664	$-

Discontinued operations and real estate business
	For the Three Months Ended March 31, 2013	For the Three Months Ended March 31, 2012
Revenues – real estate	$986,951	$-
Cost of sales- real estate	(817,483)	-
Gross profit	169,468	-
Operating and other non-operating expenses	(60,688)	(27,305)

Gain (loss) from discontinued operations	$108,780	$(27,305)

	For the Year Ended December 31, 2012	Period from inception (April 30, 2011) to December 31, 2011
Revenues – real estate	$724,090	$-
Cost of sales- real estate	(576,126)	-
Gross profit	147,964	-
Operating and other non-operating expenses	(1,558,635)	(99,474)

Loss from discontinued operations	$(1,410,671)	$(99,474)